Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 39.9	$ 47.1	$ 49.7
Cash received from option exercises	50.9	57.0	62.9
Maximum terms of awards (years)	10 years
Vesting period (years)	4 years
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	42.3
Unrecognized compensation cost, period of recognition, in years (years)	2 years 10 months 24 days
Fair market value on grant date	22.7
Stock options
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	26.5
Unrecognized compensation cost, period of recognition, in years (years)	2 years 1 month 6 days
Fair market value on grant date	$ 20.5
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years